SCHEDULE OF THREE LEVELS OF FAIR VALUE HIERARCHY (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total	$ 653	$ 780
Level 1 of fair value hierarchy [member] | Marketable Securities [Member]
IfrsStatementLineItems [Line Items]
Total	142	407
Level 2 of fair value hierarchy [member] | Warrants [Member]
IfrsStatementLineItems [Line Items]
Total	31	47
Level 2 of fair value hierarchy [member] | Trade receivables [member]
IfrsStatementLineItems [Line Items]
Total	$ 480	$ 326